Reporting entity and going concern (Tables)	12 Months Ended
Dec. 31, 2025
Reporting entity and going concern [Abstract]
Schedule of subsidiary

The consolidated financial statements include the financial statements of the Company and its subsidiary that is listed in the following table:

		% Ownership
	Country of incorporation	December 31, 2025	December 31, 2024	December 31, 2023
Potassio do Brasil Ltda.	Brazil	100%	100%	100%